Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Liability [Abstract]
Derivative Liability

Note 7 - Derivative Liability

The Company applies the provisions of ASC 815-40, Derivatives and Hedging – Contracts in an Entity’s Own Stock, under which convertible instruments that contain terms and provisions which cause the embedded conversion options to be accounted for as derivative liabilities. As a result, embedded conversion options in certain convertible notes and convertible preferred stock are recorded as a liability and are revalued at fair value at each reporting date. As of June 30, 2022 and December 31, 2021, total derivative liabilities amounted $186,140 (consist of derivative liability from convertible debt of $83,016 and derivative liability related to acquisitions of GearBubble and Aphrodite’s Marketing $103,124) and $978,232 (consist of derivative liability from convertible debt of $478,212 and derivative liability related to acquisitions of GearBubble and Aphrodite’s Marketing $500,020), respectively.

The following is a roll forward for the six months ended June 30, 2022 and for the year ended December 31, 2021 of the fair value liability of price adjustable derivative instruments:

Fair Value of Liability for Derivative Instruments

Balance at December 31, 2020	$201,430
Initial valuation of derivative liabilities included in debt discount	515,000
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	932,378
Initial valuation of derivative liabilities included in derivative expense	354,904
Reclassification of derivative liabilities to gain from extinguishment of debt	(631,052)
Change in fair value of derivative liabilities	(394,428)
Balance at December 31, 2021	978,232
Initial valuation of derivative liabilities included in debt discount	76,250
Initial valuation of derivative liabilities included in derivative expense	16,900
Reclassification of derivative liabilities to gain from extinguishment of debt	(261,404)
Reclassification of derivative liabilities to additional paid in capital upon conversion	(67,284)
Change in fair value of derivative liabilities	(556,554)
Balance at June 30, 2022	$186,140

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Black-Scholes pricing model. The closing price of the Company’s common stock at June 30, 2022 and December 31, 2021 was $0.0005 and $0.002, respectively. The volatility, expected remaining term, and risk-free interest rates used to estimate the fair value of derivative liabilities at June 30, 2022 are indicated in the table that follows. The expected term is equal to the remaining term of the convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

	Initial Valuations on new derivative instruments entered into during the six months ended June 30, 2022	June 30, 2022
Volatility	150% to 219%	150%
Expected Remaining Term (in years)	0.11 to 0.94	0.11 to 0.69
Risk Free Interest Rate	0.52 to 2.51%	0.81 to 2.51%
Expected dividend yield	None	None

Note 7 - Derivative Liability

The Company applies the provisions of ASC 815-40, Derivatives and Hedging – Contracts in an Entity’s Own Stock, under which convertible instruments that contain terms and provisions which cause the embedded conversion options to be accounted for as derivative liabilities. As a result, embedded conversion options in certain convertible notes and convertible preferred stock are recorded as a liability and are revalued at fair value at each reporting date. As of December 31, 2021 and 2020, total derivative liabilities amounted $978,232 (consist of derivative liability from convertible debt of $478,212 and derivative liability related to acquisitions of GearBubble and Aphrodite’s Marketing $500,020) and $201,430, respectively.

The following is a roll forward for the years ended December 31, 2021 and 2020 of the fair value liability of price adjustable derivative instruments:

Fair Value of Liability for Derivative Instruments

Balance at December 31, 2019	$396,220
Initial valuation of derivative liabilities included in debt discount	55,000
Initial valuation of derivative liabilities included in derivative expense	127,285
Reclassification of derivative liabilities to loss from extinguishment of debt	97,700
Change in fair value of derivative liabilities	(474,775)
Balance at December 31, 2020	201,430
Initial valuation of derivative liabilities included in debt discount	515,000
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	932,378
Initial valuation of derivative liabilities included in derivative expense	354,904
Reclassification of derivative liabilities to gain from extinguishment of debt	(631,052)
Change in fair value of derivative liabilities	(394,428)
Balance at December 31, 2021	$978,232

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Black-Scholes pricing model. The closing price of the Company’s common stock at December 31, 2021, the last trading day of the years ended December 31, 2021 and 2020, was $0.002 and $0.0049, respectively. The volatility, expected remaining term, and risk-free interest rates used to estimate the fair value of derivative liabilities at December 31, 2021 are indicated in the table that follows. The expected term is equal to the remaining term of the convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

	Initial Valuations (on new derivative instruments entered into during the year ended December 31, 2021)	December 31, 2021
Volatility	218% to 412%	185%
Expected Remaining Term (in years)	1.00 to 1.50	0.55 to 0.96
Risk Free Interest Rate	0.05 to 0.85%	0.19 to 0.85%
Expected dividend yield	None	None

	Initial Valuations (on new derivative instruments entered into during the year ended December 31, 2020)	December 31, 2020
Volatility	676% to 684%	418%
Expected Remaining Term (in years)	1.00	0.25 to 0.54
Risk Free Interest Rate	0.15 to 0.16%	0.10%
Expected dividend yield	None	None